Earnings/(loss) per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net profit/(loss):
Net profit/(loss) for the period for basic earnings per share	£ (144,763)	£ 11,740	£ 250,962	£ (17,121)
Adjustment for calculation of diluted earnings per share:
Fair value movements on financial liabilities at fair value through profit and loss			(258,719)
In-kind interest on financial liabilities at fair value through profit and loss			5,782
Net loss for the period for diluted earnings per share	£ (144,763)	£ 11,740	£ (1,975)	£ (17,121)
Weighted average ordinary shares:
Weighted average issued shares for basic earnings per share	82,319,241	19,297,390	80,090,993	19,233,930
Financial liabilities at fair value through profit and loss			37,376,218
Weighted average issued shares for diluted earnings per share	82,319,241	19,297,390	117,467,211	19,233,930
Basic earnings/(loss) per share	£ (1.76)	£ 0.61	£ 3.13	£ (0.89)
Diluted earnings/(loss) per share	£ (1.76)	£ 0.61	£ (0.02)	£ (0.89)